Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Information
Summary of financial information for the Company's segments

	Year ended December 31,
	2020	2019	2018
Revenue:
B2C	$538,903	$323,410	$226,277
B2B	75,629	—	—
Total revenue	614,532	323,410	226,277

Adjusted EBITDA:
B2C	(393,461)	(98,640)	(58,850)
B2B	1,542	—	—
Total adjusted EBITDA	(391,919)	(98,640)	(58,850)
Adjusted for:
Depreciation and amortization	77,410	13,636	7,499
Interest expense (income), net	1,070	(1,348)	(666)
Income tax (benefit) provision	(622)	58	105
Stock-based compensation	325,038	17,613	7,210
Transaction-related costs	36,406	10,472	—
Litigation, settlement and related costs	6,839	3,695	3,222
Other non-recurring costs and special project costs	5,644	2,489	—
Other non-operating costs	566	(2,521)	—
Net Loss attributable to common shareholders	$(844,270)	$(142,734)	$(76,220)